Right-of-use assets (Details) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Purchase of right-of-use assets	¥ 27.9	¥ 13.5	¥ 59.2	¥ 23.2	¥ 6.6